UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

811-22403
Investment Company Act file number:

SCS Hedged Opportunities Master Fund, LLC
(Exact name of registrant as specified in charter)

One Winthrop Square
Boston, Massachusetts  02110
(Address of principal executive offices) (Zip code)

Peter H. Mattoon
c/o SCS Capital Management, LLC
One Winthrop Square
Boston, Massachusetts  02110
 (Name and address of agent for service)

(617) 204-6400
Registrant's telephone number, including area code

Date of fiscal year end:  March 31

Date of reporting period:  December 31, 2013

Item 1. Schedule of Investments.

SCS Hedged Opportunities Master Fund, LLC
Schedule of Investments
December 31, 2013 (Unaudited)
					Redemption
			Next Available		Notification
			Redemption	Frequency of	Period
	Cost	Fair Value	Dateb	Redemptions	(Days)

INVESTMENTS IN INVESTMENT COMPANIES - 101.07%a
Credit - ABS - 9.12%a
Perella Weinberg Partners Asset Based Value Fund LP	$3,250,000	$4,153,287	3/31/2014	Quarterly	90

Credit - Insurance - 1.22%a
Serengeti Multi-Series LLC - Series E, Sub-Series 2	514,631	554,469	n/a	Illiquid	n/a

Credit - RMBS - 10.08%a
AG Mortgage Value Partners, L.P.	3,412,736	4,588,667	3/31/2014	Quarterly	90

Credit - Structured Credit - 16.09%a
Serengeti Lycoan Partners LP	3,500,000	4,988,771	3/31/2014	Annual	87
Serengeti Multi-Series LLC - Series E, Sub-Series 4	220,385	231,577	n/a	Illiquid	n/a
West Face Credit Opportunities L.P.	1,600,000	2,103,764	3/31/2014	Quarterly	90
		7,324,112
Equity Long/Short - Global - 3.78%a
Passport Global Strategies III Ltd.c	32,175	15,429	n/a	Illiquid	n/a
Scout Capital Partners II, L.P.	1,255,060	1,703,564	3/31/2014	Quarterly	60
		1,718,993
Equity Long/Short - Regional Specialist - 1.56%a
Janchor Partners Pan-Asian Fund	636,985	710,242	3/31/2014	Monthly	60

Equity Long/Short - Sector - 6.95%a
Altimeter Partners Fund, L.P.	1,900,000	3,162,458	6/30/2014	Semi-Annually	60

Event Driven - Merger/Arbitrage - 8.38%a
Jet Capital Concentrated Fund, L.P.	2,153,697	2,892,592	1/31/2014	Monthly	30
Jet Capital Select Opportunities Fund, L.P.	750,000	919,321	1/31/2014	Monthly	30
		3,811,913
Event Driven - Regional Specialist - 12.21%a
Tyrus Capital Opportunities Fund, L.P.	2,000,000	2,371,018	3/31/2014	Quarterly	90
West Face Long Term Opportunities, Limited	2,760,617	3,183,841	3/31/2014	Quarterly	90
		5,554,859
Multi-Strategy - Event Driven - 15.79%a
Eton Park Fund, L.P.	845,521	1,041,819	3/31/2014	Quarterly	65
Serengeti Partners, LP	1,000,000	1,484,720	6/30/2014	Semi-Annually	87
Serengeti Partners, LP - Class G	940,000	1,406,809	3/31/2014	Quarterly	87
Taconic Opportunity Fund II L.P.	2,900,000	3,250,621	3/31/2014	Quarterly	60
		7,183,969
Multi-Strategy - Regional Specialist - 4.25%a
Azentus Global Opportunities Fund L.P.	1,762,500	1,937,083	3/31/2014	Quarterly	45

Relative Value - Multi-Strategy - 11.64%a
Absolute Return Capital Partners, L.P.	2,800,000	2,494,612	1/31/2014	Monthly	15
Alphadyne Global Rates Partners II, LP	2,748,682	2,801,744	12/31/2013	Monthly	60
		5,296,356

TOTAL INVESTMENTS IN INVESTMENT COMPANIES (Cost $36,982,989)		45,996,408
	Shares
SHORT TERM INVESTMENT - 4.82%a
First American Treasury Money Market Fund - Class Z, 0.00%d	2,191,524	2,191,524

TOTAL SHORT TERM INVESTMENTS (Cost $2,191,524)	2,191,524

Total Investments (Cost $39,174,513) - 105.89%a	48,187,932
Liabilities in Excess of Other Assets - (5.89)%a	(2,679,414)
TOTAL NET ASSETS - 100.00%a	$45,508,518

Footnotes
a Percentages are stated as a percent of net assets.
b Investments in Portfolio Funds may be composed of multiple tranches. The Next Available Redemption Date relates to the earliest date after December 31, 2013 that redemption from a tranche is available without fees. Other tranches may have an available redemption date that is after the Next Available Redemption Date. Further, the Portfolio Fund's advisor may place additional redemption restrictions without notice based on the aggregate redemption requests at a given time.
c Currently in liquidation. Receiving proceeds as Manager liquidates underlying assets.
d Rate reported is the 7-day current yield as of December 31, 2013.

The accompanying Notes to Financial Statements are an integral part of these statements.

Income Taxes
The Master Fund’s tax year end is December 31.  The Master Fund is treated as a partnership for Federal income tax purposes.  Each member is responsible for the tax liability or benefit relating to such member’s distributive share of taxable income or loss.  Accordingly, no provision for Federal income taxes is reflected in the accompanying financial statements.

The Master Fund is subject to authoritative guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP.  This guidance sets forth a minimum threshold for the financial statement recognition of tax positions takes based on the technical merits of such positions.  Management is not aware of any exposure to uncertain tax positions that could require accrual.  As of December 31, 2013, the Master Fund’s tax years since inception remain open and subject to examination by relevant taxing authorities.

Investment Valuation
The Master Fund primarily invests in private Portfolio Funds that are not listed on a securities exchange. Prior to investing in any Portfolio Fund, the Adviser will conduct a due diligence review of the valuation methodology utilized by the Portfolio Fund.

The Master Fund’s valuation procedures require the Adviser to consider all relevant information available at the time the Master Fund values its portfolio. The Adviser and/or the Board will consider such information, and may conclude in certain circumstances that the information provided by a Portfolio Fund manager does not represent the fair value of the Master Fund’s interests in that Portfolio Fund. Although redemptions of interests in Portfolio Funds are subject to advance notice requirements, Portfolio Funds typically will make available net asset value information to holders representing the price at which, even in the absence of redemption activity, a Portfolio Fund would have effected a redemption if any such requests had been timely made or if, in accordance with the terms of the Portfolio Fund’s governing documents, it would be necessary to effect a mandatory redemption. Following procedures adopted by the Board, in the absence of specific transaction activity in interests in a particular Portfolio Fund, the Master Fund would consider whether it was appropriate, in light of all relevant circumstances, to value such a position at its net asset value as reported at the time of valuation, or whether to adjust such value to reflect a premium or discount to net asset value. For example, when a Portfolio Fund imposes extraordinary restrictions on redemptions, or when there have been no recent transactions in Portfolio Fund interests, the Adviser may determine that it is appropriate to apply such a discount. Any such decision would be made in good faith, and subject to the review and supervision of the Board.  At March 31, 2013 all Portfolio Funds were valued at their respective NAVs.

The Adviser assesses the accuracy of each Portfolio Fund’s reported monthly net asset value using various means. These may include comparing a reported valuation with one or more strategy-specific benchmarks that the Adviser believes correlate with the strategy of the Portfolio Fund; discussing the performance of the Portfolio Fund with the manager’s personnel; or reviewing and analyzing the Portfolio Fund’s audited financial statements.

The valuations reported by the Portfolio Funds’ managers, upon which the Master Fund calculates its month-end net asset value and net asset value per share may be subject to later adjustment, based on information reasonably available at that time. For example, fiscal year-end net asset value calculations of the Portfolio Funds are audited by those Portfolio Funds’ independent public accountants, during their respective fiscal year end, and may be revised as a result of such audits. Other adjustments may occur from time to time. To the extent these adjustments materially impact the Master Fund’s net asset value, management will appropriately adjust participants’ transactions to ensure they are not materially harmed.

Fair Value of Financial Instruments
The Master Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).  The Master Fund utilized the Portfolio Funds' month-end NAVs as of the reporting date for fair value.  The Portfolio Funds require a redemption notice, and generally include a lock-up period.  The liquidity of investments is equal to or less than three months from the date of the financial statements.

Level 3 - Valuations based primarily on inputs that are unobservable and significant.  The Master Fund utilized the Portfolio Funds' month-end NAVs as of the reporting date for fair value.  The Portfolio Funds require a redemption notice, and generally include a lock-up period. The liquidity of investments is greater than three months from the date of the financial statements.

The inputs or methodology used for valuing securities are not indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Master Fund’s investments as of December 31, 2013:

	Fair Value Measurements at Reporting Date Using
	Quoted Prices in		Significant
	Active markets for	Significant Other	Unobservable Inputs
	Identical Assets	Observable Inputs	(Lock-up Periods)
Description	(Level 1)	(Level 2)	(Level 3)	Total
Investments
Investment Companies
Credit - ABS	$-	$2,343,746	$1,809,541	$4,153,287
Credit - Insurance	-	-	554,469	554,469
Credit - RMBS	-	4,588,667	-	4,588,667
Credit - Structured Credit	-	3,034,792	4,289,320	7,324,112
Equity Long/Short - Global	-	1,703,564	15,429	1,718,993
Equity Long/Short - Regional Specialist	-	710,242	-	710,242
Equity Long/Short - Sector	-	-	3,162,458	3,162,458
Event Driven - Merger/Arbitrage	-	3,811,913	-	3,811,913
Event Driven - Regional Specialist	-	1,388,715	4,166,144	5,554,859
Multi-Strategy - Event Driven	-	1,277,466	5,906,503	7,183,969
Multi-Strategy - Regional Specialist	-	484,271	1,452,812	1,937,083
Relative Value - Multi-Strategy	-	5,296,356	-	5,296,356
Short Term Investments (a)	2,191,524	-	-	2,191,524
	$2,191,524	$24,639,732	$21,356,676	$48,187,932

Following is a reconciliation of Level 3 assets.

	Balance as of March 31, 2013	Purchases	Sales	Total Realized Gains/ (Losses)	Change in Unrealized Gains (Losses)	Transfer into Level 3*	Transfer out of Level 3*	Balance as of December 31, 2013	Change in Unrealized Gains/Losses on Investments still held at December 31, 2013
Credit - ABS	$1,641,878	$-	$-	$-	$167,663	$-	$-	$1,809,541	$167,663
Credit - Insurance	-	514,631	-	-	39,838	-	-	554,469	39,838
Credit - Structured Credit	5,135,813	220,385	-	-	1,433,267	-	(2,500,145)	4,289,320	490,311
Equity Long/Short - Global	19,695	-	-	-	(4,266)	-	-	15,429	(4,266)
Equity Long/Short - Regional Specialist	306,817	-	-	-	(26,137)	-	(280,680)	-	-
Equity Long/Short - Sector	-	-	-	-	826,919	2,335,539	-	3,162,458	826,919
Event Driven - Regional Specialist	3,860,713	-	-	-	305,431	-	-	4,166,144	305,431
Multi-Strategy - Event Driven	4,290,043	1,800,000	-	-	21,884	-	(205,424)	5,906,503	564,330
Multi-Strategy - Regional Specialist	1,279,558	-	-	-	173,254	-	-	1,452,812	173,254
Relative Value - Multi-Strategy	3,062,779	-	-	-	(261,035)	-	(2,801,744)	-	-
Total	$19,597,296	$2,535,016	$-	$-	$2,676,818	$2,335,539	$(5,787,993)	$21,356,676	$2,563,480

*Transfers into Level 3 occur on April 1, 2013 and transfers out of Level 3 occur on December 31, 2013.

During the period ended December 31, 2013, there were no transfers between Level 1 and Level 2.  The Fund includes the valuation of securities under a lock-up period greater than three months as a Level 3 security.  No unobservable inputs are used in valuing the Portfolio Funds, as they are priced by third-party service providers and audited annually.  Reclassification of certain securities from Level 3 to Level 2 is done based on the expected expiration of lock-up periods applicable to the relevant Portfolio Funds that are no greater than three months from the reporting period.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  SCS Hedged Opportunities Master Fund, LLC

By (Signature and Title)  /s/ Peter H. Mattoon
                                            Peter H. Mattoon, Chief Executive Officer

Date   February 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Peter H. Mattoon
                                            Peter H. Mattoon, Chief Executive Officer

Date   February 28, 2014

By (Signature and Title)  /s/ Joseph E. McCuine
                                                           Joseph E. McCuine, Chief Financial Officer

Date   February 28, 2014